Description of Business, Basis of Presentation and Significant Accounting Policies - (Restricted Cash) (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
LIONS GATE ENTERTAINMENT CORP. [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 57.4	$ 40.9